FINANCIAL RISK MANAGEMENT - Cash and cash equivalents (Details) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 30, 2022	Dec. 31, 2019	Dec. 31, 2018
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	₽ 2,419	₽ 449	₽ 2,800	₽ 148	₽ 103
BBB-/BBB
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	₽ 2,419	₽ 449
Percentage of cash and cash equivalents with banks having external credit ratings	22.00%	94.00%
Impairment allowance	₽ 14	₽ 0